Fees Summary	Jan. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,118,000
Previously Paid Amount	0.00
Total Fee Amount	936.67
Total Offset Amount	0.00
Net Fee	936.67
Narrative - Max Aggregate Offering Price	$ 6,118,000
Final Prospectus	true